Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Unaudited Interim Condensed Consolidated Statements of Cash Flows [Abstract]
Net cash provided by operating activities	$ 44,656	$ 16,239
Cash flows from investing activities:
Proceeds from sale of vessel	13,813	0
Vessels acquisitions and improvements	(1,928)	(35,325)
Vessels under construction	(70,022)	0
Finance lease prepayments and other initial direct costs	(3,882)	(8,150)
Loan to related party	0	(2,000)
Repayment of loan by related party	0	2,000
Due from related parties	3,144	(188)
Net cash used in investing activities	(58,875)	(43,663)
Cash flows from financing activities:
Proceeds from long term debt and other financial liabilities	111,950	88,060
Repayments of long term debt and other financial liabilities	(91,746)	(60,274)
Payments of finance lease liabilities	0	(1,099)
Proceeds from other non current liabilities	1,004	166
Dividends paid	(7,078)	(7,388)
Payments of financing and stock issuance costs	(3,090)	(1,563)
Net cash provided by financing activities	11,040	17,902
Net decrease in cash and cash equivalents and restricted cash	(3,179)	(9,522)
Cash and cash equivalents and restricted cash at beginning of period	62,653	34,916
Cash and cash equivalents and restricted cash at end of period	59,474	25,394
Cash paid during the period for:
Interest paid, net of capitalized interest	6,498	11,031
Noncash investing activities:
Vessel improvements	1,412	387
Vessels under construction	139	0
Right-of use assets and initial direct costs	0	23,897
Other financial liabilities assumed by buyer upon sale of vessel	15,687	0
Noncash financing activities:
Dividends declared but not paid	4,334	1,045
Financing and stock issuance costs	1,444	(177)
Other financial liabilities assumed by buyer upon sale of vessel	$ (15,687)	$ 0